Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)

FLUSHING BANK 401(k) SAVINGS PLAN

EIN 41-2231564

Plan 002

Schedule H (Form 5500), line 4i – Schedule of Assets (Held at End of Year)

As of December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issue,	Description of investment including
	borrower, lessor	maturity date, rate of interest,		Current
	or similar party	collateral, par, or maturity value	Cost	value
(In thousands)

*	Flushing Financial Corporation	Flushing Financial Corporation Common Stock	**	$35,183
	Company Stock			35,183

	JP Morgan	Undiscovered Managers Behavioral Value Fund Class R6	**	2,092
	MFS	MFS Mid Cap Gro Class R6	**	3,490
	Fidelity	Fidelity 500 Index Fund	**	23,116
	PIMCO	PIMCO Real Rtn Fd Inst	**	376
	Columbia	Columbia Sc Idx Instl 3	**	1,871
	GQG Partners	GQG Partners Em Mkts Rqty Inst	**	142
	Mutual Funds			31,087

*	Empower Annuity Insurance Company	Prudential Total Return Bond (ISP)	**	4,068
*	Empower Annuity Insurance Company	Real Estate / Cohen & Steers	**	165
*	Empower Annuity Insurance Company	Lcg Jp Morgan Inv Mgmt	**	11,252
*	Empower Annuity Insurance Company	Pgim Fund High Yield Bond	**	660
*	Empower Annuity Insurance Company	Am Cent Mid Cap Value	**	2,041
	Pooled Separate Accounts			18,186

	Ameriprise Retirement Services	Columbia Div Income Ms	**	7,094
	Hartford Schroder Funds	Schroder Intl Alpha 1	**	4,229
	Great Gray	Geneva Small Cap Grwth Collect FD CL C	**	2,280
	Great Gray	Pgim Tgt 2020 Fund	**	1,244
	Great Gray	Pgim Tgt 2025 Fund	**	1,989
	Great Gray	Pgim Tgt 2030 Fund	**	5,738
	Great Gray	Pgim Tgt 2035 Fund	**	3,426
	Great Gray	Pgim Tgt 2040 Fund	**	3,765
	Great Gray	Pgim Tgt 2045 Fund	**	2,074
	Great Gray	Pgim Tgt 2050 Fund	**	1,659
	Great Gray	Pgim Tgt 2055 Fund	**	716
	Great Gray	Pgim Tgt 2060 Fund	**	488
	Great Gray	Pgim Tgt 2065 Fund	**	144
	Great Gray	Pgim Tgt Income Fund	**	787
	Common Collective Trust			35,633

*	Empower Annuity Insurance Company	Guaranteed Income Fund	**	12,113
*	Notes Receivable from Participants	All loans bear an interest rate ranging from 4.25% to 9.50%		1,402
		Total		$133,604

* Party-in-interest to Plan

** Cost omitted for participant directed investments